UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2011

Date of reporting period:	December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

December 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—68.6%
Airlines—1.6%
	American Airlines, Inc.,
$4,754	10.50%, 3/15/12	Caa1/CCC+	$4,837,195
6,915	10.50%, 3/15/13	Caa1/CCC+	6,897,713
	American Airlines Pass Through Trust,
10,158	10.18%, 1/2/13	Caa1/CCC+	10,297,950
986	10.375%, 7/2/19 (j)	Baa3/A-	1,163,774
			23,196,632
Automotive—1.1%
	Ford Motor Co.,
5,000	7.125%, 11/15/25	Ba3/B	5,000,000
5,900	7.50%, 8/1/26	Ba3/B	5,988,500
5,000	9.215%, 9/15/21	Ba3/B	5,645,905
			16,634,405
Banking—9.0%
5,000	AgFirst Farm Credit Bank, 7.30%, 1/31/11 (a)(b)(d)(g)(k)
	(acquisition cost-$4,500,000; purchased 12/7/10)	NR/A	4,343,930
	Allied Irish Banks PLC,
3,900	10.75%, 3/29/17	Ca/CCC	994,500
€4,232	10.75%, 3/29/17	Ca/CCC	1,476,135
£1,759	11.50%, 3/29/22	Ca/CCC	681,610
$12,500	AmSouth Bancorp, 6.75%, 11/1/25	B1/BB	10,934,188
160	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB+	162,200
5,100	BankAmerica Institutional Capital B, 7.70%, 12/31/26 (a)(d)	Baa3/BB+	5,138,250
£29,775	Barclays Bank PLC, 14.00%, 6/15/19 (g)	Baa2/A-	56,173,792
$39,000	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a)(d)(g)	Ba1/BB	42,618,680
11,900	Regions Financial Corp., 7.375%, 12/10/37	B1/BB	11,245,500
			133,768,785
Electric—0.0%
544	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, 7/2/17	Ba1/BB-	587,510

Entertainment—0.0%
550	Speedway Motorsports, Inc., 8.75%, 6/1/16	Ba1/BB	595,375

Financial Services—29.4%
25,710	AGFC Capital Trust I, 6.00%, 1/15/67,
	(converts to FRN on 1/15/17) (a)(d)	Caa2/CCC-	12,083,700
	Ally Financial, Inc.,
97	5.85%, 5/15/13	B3/B	95,454
280	5.90%, 1/15/19	B3/B	238,831
82	5.90%, 2/15/19	B3/B	69,860
1,256	6.00%, 2/15/19	B3/B	1,077,067
1,534	6.00%, 3/15/19	B3/B	1,317,153
621	6.10%, 9/15/19	B3/B	538,585
241	6.125%, 10/15/19	B3/B	209,128
1,620	6.15%, 3/15/16	B3/B	1,497,338
2,220	6.20%, 3/15/16	B3/B	2,056,552
7	6.20%, 4/15/19	B3/B	6,094
170	6.25%, 3/15/13	B3/B	168,803

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$20	6.25%, 2/15/16	B3/B	$18,463
622	6.25%, 1/15/19	B3/B	542,477
199	6.25%, 4/15/19	B3/B	173,559
7	6.25%, 5/15/19	B3/NR	6,107
385	6.25%, 7/15/19	B3/B	336,679
25	6.30%, 3/15/13	B3/B	24,849
2,680	6.30%, 3/15/16	B3/B	2,484,186
643	6.35%, 4/15/16	B3/B	598,139
82	6.35%, 4/15/19	B3/B	72,111
141	6.35%, 7/15/19	B3/B	124,151
112	6.40%, 3/15/13	B3/B	111,510
1,540	6.40%, 3/15/16	B3/B	1,439,504
50	6.40%, 12/15/18	B3/B	44,163
361	6.40%, 11/15/19	B3/B	318,905
209	6.45%, 2/15/13	B3/B	208,240
239	6.50%, 2/15/13	B3/B	238,262
160	6.50%, 4/15/13	B3/B	159,531
3,069	6.50%, 2/15/16	B3/B	2,864,678
1,155	6.50%, 3/15/16	B3/B	1,084,461
2,036	6.50%, 9/15/16	B3/B	1,892,175
453	6.50%, 6/15/18	B3/B	409,816
164	6.50%, 12/15/18	B3/B	145,704
456	6.50%, 5/15/19	B3/B	405,190
300	6.55%, 10/15/16	B3/B	279,642
112	6.55%, 12/15/19	B3/B	99,445
1,093	6.60%, 8/15/16	B3/B	1,024,505
282	6.60%, 5/15/18	B3/B	258,679
753	6.60%, 6/15/19	B3/B	673,863
969	6.65%, 4/15/16	B3/B	913,703
649	6.65%, 8/15/16	B3/B	607,718
1,437	6.65%, 10/15/18	B3/B	1,300,041
48	6.70%, 5/15/14	B3/B	47,280
571	6.70%, 8/15/16	B3/B	535,543
10	6.70%, 11/15/18	B3/B	9,039
412	6.70%, 6/15/19	B3/B	371,160
20	6.70%, 12/15/19	B3/B	17,770
45	6.75%, 4/15/13	B3/B	45,003
1,391	6.75%, 7/15/16	B3/B	1,310,685
2,916	6.75%, 8/15/16	B3/B	2,742,973
261	6.75%, 9/15/16	B3/B	245,560
113	6.75%, 7/15/18	B3/B	104,661
20	6.75%, 9/15/18	B3/B	18,276
230	6.75%, 10/15/18	B3/B	209,159
6	6.75%, 11/15/18	B3/B	5,437
1,121	6.75%, 5/15/19	B3/B	1,012,422
2,137	6.75%, 6/15/19	B3/B	1,931,543
255	6.80%, 4/15/13	B3/B	255,040
890	6.80%, 9/15/16	B3/B	839,120
10	6.80%, 9/15/18	B3/B	9,166
2,861	6.85%, 4/15/16	B3/B	2,714,501
646	6.85%, 5/15/16	B3/B	614,466

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$526	6.85%, 7/15/16	B3/B	$497,340
679	6.875%, 8/15/16	B3/B	642,589
169	6.875%, 7/15/18	B3/B	156,655
52	6.90%, 7/15/18	B3/B	48,318
84	6.90%, 8/15/18	B3/B	77,758
30	6.95%, 6/15/17	B3/B	28,338
593	7.00%, 1/15/13	B3/B	593,983
873	7.00%, 5/15/16	B3/B	834,166
120	7.00%, 6/15/16	B3/B	114,649
638	7.00%, 7/15/16	B3/B	608,802
1,106	7.00%, 8/15/16	B3/B	1,052,826
256	7.00%, 11/15/16	B3/B	243,890
100	7.00%, 12/15/16	B3/B	95,337
60	7.00%, 6/15/17	B3/B	56,508
360	7.00%, 2/15/18	B3/B	341,692
905	7.00%, 5/15/18	B3/B	846,997
201	7.00%, 8/15/18	B3/B	187,183
85	7.00%, 9/15/18	B3/B	78,799
183	7.05%, 3/15/18	B3/B	173,630
247	7.05%, 4/15/18	B3/B	233,551
3,012	7.10%, 1/15/13	B3/B	3,019,650
136	7.125%, 10/15/17	B3/B	128,294
545	7.15%, 6/15/16	B3/B	524,240
421	7.15%, 9/15/18	B3/B	394,132
20	7.20%, 10/15/17	B3/B	19,025
2,153	7.25%, 6/15/16	B3/B	2,077,096
1,215	7.25%, 9/15/17	B3/B	1,148,254
324	7.25%, 1/15/18	B3/B	310,357
238	7.25%, 4/15/18	B3/B	225,623
263	7.25%, 8/15/18	B3/B	248,434
180	7.25%, 9/15/18	B3/B	169,520
80	7.30%, 1/15/18	B3/B	76,805
235	7.35%, 1/15/17	B3/B	227,897
22	7.35%, 4/15/18	B3/B	21,159
356	7.375%, 11/15/16	B3/B	346,968
10	7.375%, 4/15/18	B3/B	9,631
210	7.50%, 10/15/12	B3/B	211,087
2,000	7.50%, 12/31/13	B3/B	2,165,000
1,037	7.50%, 5/15/16	B3/B	1,015,058
784	7.50%, 6/15/16	B3/B	765,944
20	7.50%, 11/15/16	B3/B	19,599
1,260	7.50%, 8/15/17	B3/B	1,199,026
12	7.50%, 11/15/17	B3/B	11,628
1,505	7.50%, 12/15/17	B3/B	1,440,739
1,324	7.55%, 5/15/16	B3/B	1,296,003
79	8.00%, 10/15/17	B3/B	78,358
197	8.00%, 11/15/17	B3/B	195,844
20	8.125%, 11/15/17	B3/B	19,981
25	8.25%, 3/15/17	B3/B	25,109
35	8.65%, 8/15/15	B3/B	35,078
121	9.00%, 7/15/20	B3/B	122,555

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
	American General Finance Corp.,
$10,000	5.40%, 12/1/15	B3/B	$7,937,500
2,515	5.85%, 6/1/13	B3/B	2,294,938
9,100	6.90%, 12/15/17	B3/B	7,393,750
5,000	Capital One Capital III, 7.686%, 8/15/36	Baa3/BB	5,050,000
38,750	Capital One Capital V, 10.25%, 8/15/39	Baa3/BB	41,704,688
33,300	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	34,923,375
10,000	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB+	10,450,000
	Dar Al-Arkan International Sukuk Co.,
5,000	10.75%, 2/18/15 (a)(b)(d)(k)
	(acquisition cost-$4,962,500; purchased 11/1/10)	Ba3/BB-	4,941,473
5,000	10.75%, 2/18/15	Ba3/BB-	4,950,000
9,500	First Union Institutional Capital II, 7.85%, 1/1/27	Baa1/A-	9,624,384
	Ford Motor Credit Co. LLC,
600	7.80%, 6/1/12	Ba2/B+	638,090
14,000	8.00%, 6/1/14	Ba2/B+	15,435,448
13,002	ILFC E-Capital Trust I, 5.90%, 12/21/65, FRN (a)(d)	B3/BB	9,908,304
28,430	ILFC E-Capital Trust II, 6.25%, 12/21/65,
	(converts to FRN on 12/21/15) (a)(d)	B3/BB	22,317,550
18,000	International Lease Finance Corp., 6.29%, 10/15/17, VRN (f)	WR/BB+	14,857,945
33	JET Equipment Trust, 7.63%, 2/15/15 (a)(b)(d)(e)(f)(k)
	(acquisition cost-$16,356; purchased 3/1/05)	WR/NR	393
	LBG Capital No.1 PLC,
20,000	7.875%, 11/1/20	Ba3/BB-	18,300,000
2,000	8.50%, 12/17/21 (a)(d)(f)(g)	NR/B+	1,768,949
	LBG Capital No.2 PLC,
€500	8.875%, 2/7/20	Ba2/BB	643,944
£5,000	9.125%, 7/15/20	Ba2/BB	7,241,135
£850	11.25%, 9/14/23	Ba2/BB	1,377,381
$43,895	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)	Ba2/BB	41,041,825
2,200	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	Ba2/BB-	1,850,750
	SLM Corp.,
23,800	8.00%, 3/25/20	Ba1/BBB-	24,169,971
51,635	8.45%, 6/15/18	Ba1/BBB-	53,741,295
€1,200	Societe Generale, 9.375%, 9/4/19 (g)	Baa2/BBB+	1,698,959
$10,996	State Street Capital Trust III, 8.25%, 3/15/11 (g)(j)	Baa1/BBB+	11,178,534
2,000	USB Capital IX, 6.189%, 4/15/11 (g)(j)	A3/BBB+	1,560,000
1,370	Wachovia Capital Trust I, 7.64%, 1/15/27 (a)(d)(j)	Baa1/A-	1,362,951
			434,082,462
Healthcare & Hospitals—0.8%
11,552	HCA, Inc., 9.00%, 12/15/14	Caa1/B-	12,129,600

Hotels/Gaming—0.3%
5,000	Buffalo Thunder Development Authority,
	9.375%, 12/15/14 (a)(b)(d)(e)(k)(l)
	(acquisition cost-$5,118,750; purchased 12/8/06)	WR/NR	1,462,500
2,100	MGM Resorts International, 11.125%, 11/15/17	B1/B	2,425,500
			3,888,000

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Insurance—19.6%
$34,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(d)	Ba2/B	$34,595,000
	American International Group, Inc.,
€5,000	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	5,299,126
£10,000	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	12,446,924
$3,150	5.85%, 1/16/18 (j)	A3/A-	3,257,424
3,425	6.25%, 5/1/36 (j)	A3/A-	3,307,834
€8,200	8.00%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	10,670,695
$88,250	8.175%, 5/15/68, (converts to FRN on 5/15/38) (j)	Ba2/BBB	94,631,269
6,150	8.25%, 8/15/18 (j)	A3/A-	7,105,710
£10,000	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	Ba2/BBB	15,499,944
£52,600	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	81,529,704
$2,000	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)(j)	A3/A-	2,247,152
4,000	Progressive Corp., 6.70%, 6/15/67, (converts to FRN on 6/15/17)	A2/A-	4,115,356
3,500	Transatlantic Holdings, Inc., 8.00%, 11/30/39 (j)	Baa1/BBB+	3,593,383
10,000	Validus Holdings Ltd., 8.875%, 1/26/40 (j)	Baa2/BBB	10,688,980
			288,988,501
Machinery—0.2%
2,600	Chart Industries, Inc., 9.125%, 10/15/15	B3/B+	2,691,000

Multi-Media—0.1%
€2,420	Lighthouse International Co. S.A., 8.00%, 4/30/14	Caa2/B-	1,217,457

Oil & Gas—0.7%
	Cie Generale de Geophysique-Veritas,
$4,640	7.50%, 5/15/15	Ba3/BB-	4,744,400
1,000	7.75%, 5/15/17	Ba3/BB-	1,030,000
6,000	OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/CCC	4,305,000
			10,079,400
Paper/Paper Products—0.3%
5,000	Weyerhaeuser Co., 6.875%, 12/15/33	Ba1/BBB-	4,704,300

Telecommunications—2.6%
	CenturyLink, Inc.,
1,122	7.20%, 12/1/25	Baa3/BBB-	1,129,440
2,200	7.60%, 9/15/39 (j)	Baa3/BBB-	2,223,859
	Intelsat Corp.,
8,000	9.25%, 8/15/14	B3/BB-	8,280,000
1,000	9.25%, 6/15/16	B3/BB-	1,085,000
15,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30 (j)	Baa3/BBB-	14,934,000
10,000	Sprint Capital Corp., 8.75%, 3/15/32	Ba3/BB-	10,150,000
			37,802,299
Utilities—2.9%
7,300	AES Andres Dominicana, 9.50%, 11/12/20 (a)(b)(d)(k)
	(acquisition cost-$7,300,000; purchased 11/5/10)	NR/B-	7,628,500
3,000	Ameren Energy Generating Co., 7.00%, 4/15/18	Baa3/BBB-	2,961,351
23,990	Dynegy Roseton, 7.67%, 11/8/16	Caa2/B-	22,550,600
4,455	Energy Future Holdings Corp., 9.75%, 10/15/19	Caa3/B	4,514,278
5,445	Energy Future Intermediate Holding Co. LLC, 9.75%, 10/15/19	NR/B	5,517,451
			43,172,180
	Total Corporate Bonds & Notes (cost—$854,280,564)		1,013,537,906

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—11.1%
$2,587	American Home Mortgage Assets, 6.25%, 6/25/37, CMO	Ca/CC	$1,536,382
12,918	Banc of America Alternative Loan Trust, 6.00%, 3/25/36, CMO	Caa3/NR	11,955,428
91	Banc of America Mortgage Securities, Inc., 5.356%, 2/25/36, CMO, FRN	NR/B+	73,087
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
16,138	2.941%, 8/25/35	Caa2/CCC	11,770,380
1,110	5.326%, 5/25/47	NR/CCC	840,902
	Chase Mortgage Finance Corp., CMO,
328	2.951%, 12/25/35, FRN	NR/CCC	314,863
8,964	5.373%, 3/25/37, FRN	Caa2/NR	7,508,262
529	5.50%, 5/25/36	B3/NR	489,068
637	5.976%, 9/25/36, FRN	B3/NR	591,219
	Citigroup Mortgage Loan Trust, Inc., CMO, VRN,
307	5.549%, 7/25/46	NR/CCC	216,013
4,490	5.729%, 8/25/37	Caa2/CCC	3,493,175
597	5.781%, 7/25/37	Caa3/CC	441,495
5,449	5.853%, 3/25/37	Caa2/NR	4,664,331
2,182	5.873%, 9/25/37	NR/CCC	1,585,307
	Countrywide Alternative Loan Trust, CMO,
937	5.724%, 2/25/37, VRN	NR/CCC	691,570
2,156	5.946%, 7/25/21, VRN	Caa3/CC	1,627,743
697	6.00%, 11/25/36	Caa3/NR	491,006
9,976	6.00%, 2/25/37	Caa3/CCC	7,507,938
386	6.50%, 6/25/36	Ca/NR	253,249
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
8,356	5.50%, 10/25/35	Caa1/NR	6,792,153
7,590	5.75%, 3/25/37	NR/CCC	6,650,378
6,746	5.75%, 6/25/37	NR/CCC	6,014,894
193	5.837%, 9/25/47, VRN	NR/CCC	143,432
2,556	6.00%, 5/25/36	NR/CCC	2,316,298
1,711	6.00%, 4/25/37	NR/CCC	1,585,028
3,723	Credit Suisse Mortgage Capital Certificates, 6.00%, 2/25/37, CMO	NR/CCC	3,357,429
260	First Horizon Asset Securities, Inc., 5.831%, 5/25/37, CMO, FRN	NR/CCC	197,404
	GSR Mortgage Loan Trust, CMO,
1,880	5.50%, 5/25/36	NR/CCC	1,697,920
1,712	6.00%, 7/25/37	NR/CCC	1,573,261
	Harborview Mortgage Loan Trust, CMO, VRN,
172	5.518%, 8/19/36	NR/CCC	140,946
1,580	5.75%, 8/19/36	NR/CCC	1,014,074
14,848	JPMorgan Alternative Loan Trust, 6.127%, 3/25/37, CMO, VRN	NR/CC	9,531,007
1,611	JPMorgan Mortgage Trust, 5.75%, 1/25/36, CMO	NR/CCC	1,461,103
650	Merrill Lynch Alternative Note Asset, 5.296%, 6/25/37, CMO, VRN	Caa2/D	373,624
400	Merrill Lynch Mortgage Backed Securities Trust,
	5.406%, 4/25/37, CMO, VRN	NR/CCC	295,960
10,000	RBSCF Trust, 6.068%, 2/17/51, CMO, VRN (a)(d)	NR/NR	9,503,239
	Residential Asset Securitization Trust, CMO,
2,235	6.00%, 9/25/36	Ca/D	1,353,757
1,836	6.25%, 10/25/36	Ca/D	1,243,574
718	6.50%, 8/25/36	Ca/D	437,209
8,446	Residential Funding Mortgage Securities I, 6.25%, 8/25/36, CMO	Caa1/CCC	7,728,859
	Sequoia Mortgage Trust, CMO, VRN,
182	2.604%, 1/20/47	NR/CCC	148,659

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$2,561	5.567%, 7/20/37	NR/CCC	$2,149,084
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
3,914	5.612%, 4/25/37	NR/CCC	3,350,345
2,726	5.834%, 2/25/37	NR/CCC	2,125,810
	WaMu Mortgage Pass Through Certificates, CMO,
1,323	5.000%, 2/25/37, VRN	NR/CCC	1,046,782
289	5.009%, 3/25/37, VRN	NR/CCC	252,357
338	5.141%, 1/25/37, FRN	NR/CCC	257,546
292	5.299%, 4/25/37, FRN	NR/CCC	216,449
800	5.302%, 12/25/36, VRN	NR/CCC	615,310
210	5.415%, 12/25/36, FRN	NR/CCC	162,003
2,618	5.489%, 11/25/36, VRN	NR/CCC	2,036,294
666	5.492%, 2/25/37, VRN	NR/CC	489,637
543	5.530%, 5/25/37, FRN	NR/CC	442,271
706	5.721%, 2/25/37, FRN	NR/CCC	550,406
2,035	5.854%, 9/25/36, VRN	NR/CCC	1,597,756
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO,
14,427	6.00%, 6/25/37	Caa3/CCC	11,860,848
8,082	6.50%, 3/25/36	NR/CC	5,639,255
	Wells Fargo Mortgage-Backed Securities Trust, CMO, FRN,
9,744	5.017%, 10/25/36	NR/CCC	7,982,200
2,907	5.046%, 7/25/36	NR/CCC	2,313,244
485	5.402%, 7/25/36	NR/CCC	391,457
328	5.812%, 9/25/36	Caa2/NR	275,921
	Total Mortgage-Backed Securities (cost—$146,336,806)		163,366,601

MUNICIPAL BONDS & NOTES—8.2%
California—2.0%
11,600	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	A1/BBB+	12,625,904
	Riverside Cnty. Redev. Agcy., Tax Allocation, Ser. A-T,
7,620	7.50%, 10/1/30	A2/A-	7,368,007
2,020	7.75%, 10/1/37	A2/A-	1,940,654
500	San Diego Redev. Agcy., Tax Allocation, 7.625%, 9/1/30, Ser. A	A3/BBB+	471,620
7,070	State Public Works Board Rev., 8.00%, 3/1/35, Ser. A-2	A2/BBB+	6,957,587
			29,363,772
Illinois—0.4%
5,700	State, GO, 6.90%, 3/1/35	A1/A+	5,303,508

Louisiana—0.4%
	New Orleans, Public Improvements, GO, Ser. A,
1,800	8.30%, 12/1/29	A3/BBB	1,882,620
3,850	8.55%, 12/1/34	A3/BBB	3,957,916
			5,840,536
Ohio—0.7%
10,000	American Municipal Power-Ohio, Inc. Rev., 8.084%, 2/15/50, Ser. B	A3/A	10,656,000

Texas—4.7%
	North Texas Tollway Auth. Rev.,
18,600	8.41%, 2/1/30	Baa3/NR	18,596,094
49,495	8.91%, 2/1/30	Baa3/NR	50,692,284
			69,288,378
	Total Municipal Bonds & Notes (cost—$120,061,138)		120,452,194

		Credit Rating
Shares		(Moody’s/S&P)	Value*
PREFERRED STOCK—6.0%
Banking—3.4%
	CoBank Acb,
43,500	7.00%, 1/31/11 (a)(b)(d)(g)(k)
	(acquisition cost-$2,001,000; purchased 12/3/10)	NR/A	$1,962,937
710,000	11.00%, 7/1/13, Ser. C (a)(b)(d)(g)(k)(m)
	(acquisition cost-$39,385,000; purchased 8/23/10-10/4/10)	NR/A	38,095,973
10,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (a)(b)(g)(k)
	(acquisition cost-$10,857,000; purchased 12/3/10)	A3/NR	10,803,125
			50,862,035
Financial Services—1.9%
3,000	Ally Financial, Inc., 7.00%, 12/31/11 (a)(b)(d)(g)(k)
	(acquisition cost-$2,197,500; purchased 3/9/10)	Caa2/C	2,835,469
150,000	Bank of America Corp., 8.20%, 5/1/13 (g)	Ba3/BB+	3,825,000
800,000	Citigroup Capital XIII, 7.875%, 10/30/15 (m)	Ba1/BB+	21,528,000
			28,188,469
Real Estate Investment Trust—0.7%
9,000	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(d)(g)	Baa3/BBB+	10,282,500
	Total Preferred Stock (cost—$88,333,500)		89,333,004

Principal
Amount
(000s)
SENIOR LOANS (a)(c)—3.0%
Chemicals—0.0%
$202	INEOS Group Ltd., 7.001%, 12/14/12, Term A2		207,786

Financial Services—1.5%
	CIT Group, Inc.,
21,243	6.25%, 8/11/15		21,699,219

Utilities—1.5%
	Texas Competitive Electric Holdings Co. LLC,
24,441	3.764%, 10/10/14		18,788,468
4,431	3.764%, 10/10/14, Term B3		3,427,458
			22,215,926
	Total Senior Loans (cost—$45,148,018)		44,122,931

Shares
CONVERTIBLE PREFERRED STOCK—0.9%
Insurance—0.9%
1,524,044	American International Group, Inc., 8.50%, 8/1/11 (cost—$13,181,821)	Ba2/NR	13,396,347

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
ASSET-BACKED SECURITIES—0.2%
$779	GSAA Trust, 0.561%, 3/25/37, FRN	Ca/CCC	$437,575
3,000	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	2,153,055
	Total Asset-Backed Securities (cost—$2,468,138)		2,590,630

SHORT-TERM INVESTMENTS—2.0%
Corporate Notes—1.5%
Banking—1.5%
12,000	Regions Financial Corp., 7.00%, 3/1/11	B1/BB	12,024,528
10,000	Union Planters Corp., 7.75%, 3/1/11	B1/BB	10,093,690
			22,118,218
Financial Services—0.0%
80	Ally Financial, Inc., 1.742%, 3/15/11, FRN	B3/B	79,300
	Total Corporate Notes (cost—$21,884,616)		22,197,518

U.S. Treasury Bills (h)(n)—0.0%
467	0.066%, 1/20/11 (cost—$466,985)		466,986

Repurchase Agreements—0.5%
6,000	Morgan Stanley Co., Inc., dated 12/31/10, 0.29%, due 1/3/11, proceeds $6,000,145; collateralized by U.S. Treasury Notes, 3.375%, due 11/15/19, valued at $6,152,098 including accrued interest		6,000,000
1,549	State Street Bank & Trust Co., dated 12/31/10, 0.01%, due 1/3/11, proceeds $1,549,001; collateralized by U.S. Treasury Notes, 2.125%, due 5/31/15, valued at $1,581,435 including accrued interest		1,549,000
	Total Repurchase Agreements (cost—$7,549,000)		7,549,000
	Total Short-Term Investments (cost—$29,900,601)		30,213,504

	Total Investments before options written (cost—$1,299,710,586)—100.0%		1,477,013,117

Notional
Amount
OPTIONS WRITTEN (i)—(0.0)%
	Put Options—(0.0)%
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$14,300,000	strike rate 5.00%, expires 1/24/11 (premiums received—$143,000)		(3)

	Total Investments net of options written (cost—$1,299,567,586)—100.0%		$1,477,013,114

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $324,565,275, representing 22.0% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2010.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $16,627,287, representing 1.1% of total investments.

(g)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	Non-income producing.

(j)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(k)	Restricted. The aggregate acquisition cost of such securities is $76,338,106. The aggregate market value is $72,074,300, representing 4.9% of total investments.

(l)

Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(m)	Dividend rate is fixed until the first call date and variable thereafter.

(n)	Rates shown are the effective yields at purchase date.

Glossary:

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2010.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

NR—Not Rated

OTC—Over the Counter

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2010.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at December 31, 2010:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000s)	Date	Appreciation
Long:	Financial Futures Euro—90 day	703	$175,109	3/14/11	$79,088

(B)  Transactions in options written for the nine months ended December 31, 2010:

		Notional
	Contracts	Amount	Premiums
Options outstanding, March 31, 2010	1,933	$394,000,000	$3,986,848
Options written	38	110,700,000	703,192
Options terminated in closing transactions	(1,958)	(472,300,000)	(4,449,361)
Options assigned	(13)	(17,800,000)	(94,732)
Options expired	—	(300,000)	(2,947)
Options outstanding, December 31, 2010	—	$14,300,000	$143,000

(C) Credit default swap agreements:

Sell protection swap agreements outstanding at December 31, 2010 (1):

						Upfront
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Paid	Appreciation
Barclays Bank:
Dow Jones CDX HY-15 5-Year Index	$129,400	4.30%	12/20/15	5.00%	$4,061,379	$1,625,750	$2,435,629
Deutsche Bank:
Dow Jones CDX HY-15 5-Year Index	60,000	4.30%	12/20/15	5.00%	1,883,174	878,750	1,004,424
JPMorgan Chase:
Dow Jones CDX HY-15 5-Year Index	25,000	4.30%	12/20/15	5.00%	784,656	515,625	269,031
Royal Bank of Scotland:
Dow Jones CDX HY-15 5-Year Index	50,600	4.30%	12/20/15	5.00%	1,588,143	803,625	784,518
					$8,317,352	$3,823,750	$4,493,602

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at December 31, 2010:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	(Depreciation)
Deutsche Bank	$650,000	9/22/16	3-Month USD-LIBOR	3.30%	$36,007,164	—	$36,007,164
Deutsche Bank	650,000	12/16/16	4.00%	3-Month USD-LIBOR	(32,238,544)	$7,384,000	(39,622,544)
Morgan Stanley	300,000	9/22/16	3-Month USD-LIBOR	3.30%	16,618,691	(2,666,108)	19,284,799
Morgan Stanley	300,000	12/16/16	4.00%	3-Month USD-LIBOR	(14,879,328)	—	(14,879,328)
Morgan Stanley	200,000	6/16/20	3-Month USD-LIBOR	4.00%	12,227,108	16,005,128	(3,778,020)
Morgan Stanley	200,000	12/16/21	4.00%	3-Month USD-LIBOR	(2,696,318)	(5,350,000)	2,653,682
					$15,038,773	$15,373,020	$(334,247)

LIBOR - London Inter-Bank Offered Rate

(E)  Forward foreign currency contracts outstanding at December 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	December 31, 2010	(Depreciation)
Purchased:
1,488,800 Brazilian Real settling 9/2/11	Bank of America	$800,000	$849,782	$49,782
1,301,650 Brazilian Real settling 9/2/11	Morgan Stanley	700,000	742,960	42,960
2,944,000 Euro settling 1/6/11	Citigroup	3,983,144	3,949,514	(33,630)
561,111 Euro settling 1/25/11	Goldman Sachs	780,000	752,736	(27,264)
2,658,000 Indian Rupee settling 3/9/11	Barclays Bank	58,818	58,743	(75)
2,000,000 Indian Rupee settling 3/9/11	Royal Bank of Scotland	44,444	44,200	(244)
6,354,540 Mexican Peso settling 2/22/11	Barclays Bank	493,446	513,478	20,032
1,304,400 Mexican Peso settling 2/22/11	Citigroup	100,000	105,402	5,402
1,303,220 Mexican Peso settling 2/22/11	Morgan Stanley	100,000	105,306	5,306
728,400 South African Rand settling 1/28/11	Barclays Bank	100,000	109,709	9,709
1,520,300 South African Rand settling 9/13/11	Barclays Bank	200,000	221,841	21,841
11,675,894 South African Rand settling 1/28/11	HSBC Bank	1,665,962	1,758,576	92,614
759,900 South African Rand settling 9/13/11	Morgan Stanley	100,000	110,884	10,884
760,000 South African Rand settling 9/13/11	UBS	100,000	110,898	10,898
Sold:
2,365,990 Brazilian Real settling 3/2/11	Citigroup	1,387,352	1,407,179	(19,827)
62,047,000 British Pound settling 1/24/11	BNP Paribas	97,987,415	97,130,364	857,051
57,275,000 British Pound settling 1/24/11	Deutsche Bank	90,468,497	89,660,121	808,376
22,964,000 Euro settling 1/25/11	Citigroup	31,928,112	30,806,439	1,121,673
1,173,000 Japanese Yen settling 1/14/11	Goldman Sachs	13,936	14,464	(528)
699,000 Japanese Yen settling 1/14/11	Royal Bank of Canada	8,301	8,619	(318)
1,397,000 Japanese Yen settling 1/14/11	Royal Bank of Scotland	16,621	17,226	(605)
8,702,160 Mexican Peso settling 2/22/11	Bank of America	688,844	703,177	(14,333)
15,101,393 South African Rand settling 1/28/11	Deutsche Bank	2,154,725	2,274,511	(119,786)
				$2,839,918

At December 31, 2010, the Fund held $29,210,000 in cash as collateral for derivative contracts. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(F) Open reverse repurchase agreements at December 31, 2010 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	12/8/10	1/11/11	$2,471,575	$2,470,772
	0.45%	12/23/10	1/26/11	33,443,728	33,439,130
Barclays Bank	0.50%	11/23/10	1/5/11	5,374,058	5,371,000
	0.50%	12/1/10	1/6/11	1,165,534	1,165,000
	0.50%	12/2/10	1/11/11	2,882,280	2,881,000
Credit Suisse First Boston	0.70%	12/17/10	1/12/11	41,157,600	41,144,000
Greenwich Capital Markets	0.50%	12/9/10	1/12/11	3,376,172	3,375,000
	0.50%	12/10/10	1/24/11	988,329	988,000
	0.50%	12/16/10	1/25/11	10,298,574	10,296,000
					$101,129,902

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended December 31, 2010 was $133,682,400 at a weighted average interest rate of 0.53%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at December 31, 2010 was $108,349,058.

At December 31, 2010, the Fund held $80,226 in principal value in U.S. Treasury Notes and $490,000 in cash as collateral for reverse repurchase agreements outstanding. Cash collateral held may be invested in accordance with the Fund’s investment strategy. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments.

At December 31, 2010, the cost basis of portfolio securities for federal income tax purposes was $1,302,403,645. Aggregate gross unrealized appreciation for securities in which there was an excess of value over tax cost was $197,752,141; aggregate gross unrealized depreciation for securities in which there was an excess of tax cost of over value was $23,142,669; and net unrealized appreciation for federal income tax purposes was $174,609,472. The difference between book and tax cost was attributable to wash sales.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended December 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Municipal Bonds & Notes — Municipal bonds and notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given  maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at December 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	12/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$22,032,858	$1,163,774	$23,196,632
Electric	—	—	587,510	587,510
Financial Services	—	417,455,175	16,627,287	434,082,462
Utilities	—	20,621,580	22,550,600	43,172,180
All Other	—	512,499,122	—	512,499,122
Mortgage-Backed Securities	—	163,366,601	—	163,366,601
Municipal Bonds & Notes	—	120,452,194	—	120,452,194
Preferred Stock:
Financial Services	$25,353,000	2,835,469	—	28,188,469
All Other	—	61,144,535	—	61,144,535
Senior Loans	—	44,122,931	—	44,122,931
Convertible Preferred Stock	13,396,347	—	—	13,396,347
Asset-Backed Securities	—	2,590,630	—	2,590,630
Short-Term Investments	—	30,213,504	—	30,213,504
Total Investments in Securities - Assets	$38,749,347	$1,397,334,599	$40,929,171	$1,477,013,117

Investments in Securities - Liabilities
Options Written, at value:
Interest Contracts	—	$(3)	—	$(3)

Other Financial Instruments* - Assets
Credit Contracts	—	$4,493,602	—	$4,493,602
Foreign Exchange Contracts	—	3,056,528	—	3,056,528
Interest Contracts	$79,088	57,945,645	—	58,024,733
Total Other Financial Instruments* - Assets	$79,088	$65,495,775	—	$65,574,863

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(216,610)	—	$(216,610)
Interest Contracts	—	(58,279,892)	—	(58,279,892)
Total Other Financial Instruments* - Liabilities	—	$(58,496,502)	—	$(58,496,502)

Total Investments	$38,828,435	$1,404,333,869	$40,929,171	$1,484,091,475

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended December 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended December 31, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized			Ending
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	Transfers into	Transfers out	Balance
	3/31/10	and Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3 **	of Level 3 ***	12/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$28,121,947	$(27,963,383)	$50,675	$1,838,587	$(884,052)	—	—	$1,163,774
Electric	—	—	—	—	—	$587,510	—	587,510
Financial Services	56,395,612	(51,942,125)	621,483	9,293,564	489,411	1,769,342	—	16,627,287
Utilities	—	21,326,450	156,905	—	1,067,245	—	—	22,550,600
Mortgage-Backed Securities	13,340,240	(7,061,744)	14,828	2,850,513	359,402	—	$(9,503,239)	—
Total Investments	$97,857,799	$(65,640,802)	$843,891	$13,982,664	$1,032,006	$2,356,852	$(9,503,239)	$40,929,171

**Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

***Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at December 31, 2010 was $2,671,878.

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 18, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 18, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 18, 2011